Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]		Common Stock [Member] Revision of Prior Period, Adjustment [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Adjustment [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2021						$ 23,385,695		$ (6,009,314)		$ 253,736		$ (4,290)		$ 17,625,827
Balance, shares at Dec. 31, 2021	[1]	941,965
Net Loss								(11,072,016)				(147,835)		(11,219,851)
Foreign Currency Translation Adjustment										(1,535,600)				(1,535,600)
Capital Contributions						53,839								53,839
Ordinary Shares issued for the acquisitions						15,132,000								15,132,000
Ordinary Shares issued for the acquisitions, shares	[1]	799,330
Net Income Loss														(11,072,016)
Shares based compensation granted to employees
Balance at Dec. 31, 2022						38,571,534		(17,081,330)		(1,281,864)		(152,125)		20,056,215
Balance, shares at Dec. 31, 2022	[1]	1,741,295
Net Loss								(16,066,384)				(246,321)		(16,312,705)
Foreign Currency Translation Adjustment										(671,902)				(671,902)
Capital Contributions						171,874								171,874
Ordinary Shares issued for the acquisitions						5,772,425								5,772,425
Ordinary Shares issued for the acquisitions, shares	[1]	47,033
Issuance of ordinary shares on conversion of convertible notes
Issuance of ordinary shares on conversion of convertible notes, shares	[1]	1,134,997
Net Income Loss														(16,066,384)
Shares based compensation granted to employees
Balance at Dec. 31, 2023						44,515,833	$ 44,515,833	(33,147,713)	$ (33,147,714)	(1,953,766)	$ (1,953,766)	(398,447)	$ (398,446)	9,015,907	$ 9,015,907
Balance, shares at Dec. 31, 2023		2,923,325	[2]	2,923,325	[1]
Net Loss								(335,901)				(9,710)		(345,611)
Foreign Currency Translation Adjustment										43,111				43,111
Shares based compensation granted to employees
Shares based compensation granted to employees, shares	[2]	438,498
Capital Contributions
Net Income Loss
Balance at Jun. 30, 2024						44,515,833		(33,483,614)		(1,910,655)		(408,157)		8,713,407
Balance, shares at Jun. 30, 2024	[2]	3,361,823
Balance at Dec. 31, 2023						44,515,833	44,515,833	(33,147,713)	(33,147,714)	(1,953,766)	(1,953,766)	(398,447)	(398,446)	9,015,907	9,015,907
Balance, shares at Dec. 31, 2023		2,923,325	[2]	2,923,325	[1]
Net Loss														5,114,684
Foreign Currency Translation Adjustment											(3,344,739)				(3,344,739)
Capital Contributions							47,748,628								47,748,628
Capital Contributions, shares	[1]	60,000,000
Net Income Loss									5,114,684					5,114,684	5,114,684
Shares based compensation granted to employees							$ 442,883							442,883	$ 442,883
Shares based compensation granted to employees, shares	[1]	438,498
Balance at Dec. 31, 2024						92,707,344		(28,033,030)		(5,298,505)		(398,446)		58,977,363
Balance, shares at Dec. 31, 2024	[1],[2]	63,361,823
Reverse capitalization
Reverse capitalization, shares	[2]	(60,193,690)
Disposal of subsidiaries												398,446		398,446
Net Loss								(1,361,018)						(1,361,018)
Foreign Currency Translation Adjustment										407,538				407,538
Net Income Loss
Balance at Jun. 30, 2025						$ 92,707,344		$ (29,394,048)		$ (4,890,966)				$ 58,422,330
Balance, shares at Jun. 30, 2025	[2]	3,168,133

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)